Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses
Accrued Expenses

6.Accrued Expenses

Accrued expenses consisted of the following as of March 31, 2025 and December 31, 2024 (in thousands):

	As of March 31,	As of December 31,
	2025	2024
Accrued research and development expenses	$4,037	$5,172
Accrued employee compensation and benefits	551	1,142
Accrued professional fees	607	1,756
Other accrued expenses	11	8
Total accrued expenses	$5,206	$8,078

6.Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Accrued research and development expenses	$5,172	$518
Accrued employee compensation and benefits	1,142	942
Accrued professional fees	1,756	108
Other accrued expenses	8	9
Total accrued expenses	$8,078	$1,577